LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Investments [Abstract]
Schedule for Cost and Equity Method Investment
Long-term investments consisted of the following:

		December 31,
		2016	2017
		RMB	RMB
Cost method investments
A company providing mechanic training	(a)	12,000	12,000
A company providing intelligent robot products	(b)	-	24,000
A company providing information sharing IT platform	(c)	-	22,500
Other cost method investments	(d)	14,000	18,000
Total cost method investments		26,000	76,500
Equity method investment	(e)	760	670
Available-for-sale investment	(f)	15,000	24,750
Total		41,760	101,920

(a)
In October 2015, the Company paid RMB12,000 in cash to acquire 2.86% of the total equity interest in an education company, which provides training for senior mechanics in vehicle maintenance and repair.

(b)	In May 2017, the Company paid RMB24,000 in cash to acquire 6% of the total equity interest in a company, which provides intelligent robot products.
(c)	In July 2017, the Company paid RMB22,500 in cash to acquire 15% of the total equity interest in a company, which provides an information sharing IT platform.
(d)
During the years ended December 31, 2016 and December 31, 2017, the Company acquired minority equity interest in several third-party companies. The Company accounts for these investments under the cost method as the Company has no ability to exercise significant influence over the investees.

(e)
In October 2016, the Company paid RMB790 in cash to acquire 28.5% of equity interest of a hockey program management company through investment in its common shares and accounts for the investment using the equity method.

(f)
In October 2016, the Company paid RMB10,000 in cash to acquire 13.9% equity interest in a private company, which provides employment course trainings and recruitment services.  Because the investment terms contain both substantive liquidation preference over common stock and substantive redemption provision that is not available to common shareholders, the investment is not substantially similar to common stock.  In addition, since the investment is redeemable at the option of the Company, the investment qualifies as a debt security.  The Company recorded the investment as available-for-sale investment and recorded an increase of RMB5,000 and RMB9,750 in fair value of the investment with nil income tax effect in 2016 and 2017, respectively, as a component of other comprehensive income.  Due to a new private placement by the investee, the Company owns 11.25% of equity interest in this company as of December 31, 2017.